Derivatives and Hedging, Not Offsetting in Statements of Financial Condition (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Gross amounts not offset in the Statements of Financial Condition [Abstract]
Financial Instruments	$ (3,080,139)	$ (4,740,987)
Net Amount	(7,342,009)	(3,755,219)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Gross amounts not offset in the Statements of Financial Condition [Abstract]
Financial Instruments	(200,698)	(235,651)
Net Amount	(310,879)	(105,326)
Total	(31,915)	(22,859)
Net Fair Value	1,168,585	958,920
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Written [Member]
Gross amounts not offset in the Statements of Financial Condition [Abstract]
Financial Instruments	(31,915)	(22,859)
Cash Collateral Received	0	0
Net Amount	$ (31,915)	$ (22,859)